Investments in associates and joint ventures (Details Textual) - ARS ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity		$ 74,377	$ 35,780
Quality Invest [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity		$ 2,101	1,869
Debt instrument, description	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
% ownership interest		50.00%
New Lipstick [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity		$ (17)	(8,659)
Market price per share		$ 4.10
Lease description		On August 7, 2020, as a consequence of negotiations conducted in the context of an increased lease price effective as of May 2020, as set forth in the lease (hereinafter, “Ground Lease”), Metropolitan (a company where IRSA holds, indirectly, a 49.96% interest) executed an agreement with the Ground Lease lessor to conclude the relationship and terminate the ground lease, abandoning the administration of the building. As a consequence of the foregoing, Metropolitan derecognised the liability associated to the ground lease, as well as all assets and liabilities associated to the building and the administration. Pursuant to such agreement, Metropolitan was fully released from liability except for (i) claims for liabilities prior to June 1, 2020, from those persons who performed works or rendered services in the Building or for Metropolitan and (ii) claims from persons who had an accident in the property after August 7, 2020.
Shufersal Ltd. [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity		$ 28,111	$ 23,013
Market price per share, description		Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020.
Aharon Frenkel [Member]
Disclosure of transactions between related parties [line items]
Market price per share, description		Aharon Frenkel purchased approximately 8.6% of Gav-Yam´s capital stock at a value of NIS 2,091/share
BHSA [Member]
Disclosure of transactions between related parties [line items]
Treasury stock		35.2
Employee compensation plan		35.1
Description of assumptions for future business cash flows		The Group estimated that the value in use of its investment in BHSA as of June 30, 2020 and 2019 amounted to Ps. 5,933, Ps. 5,521, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following: The Group considered 7 years as the horizon for the projection of BHSA cash flows. The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors. The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants. The discount rate used to discount actual dividend flows was 13.82% in 2020 and 14.37% in 2019. The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of Ps. 536 for 2020 and of Ps.503 for 2019.
Market price per share, description		The market price of the share is 17.15 pesos per share.
% ownership interest		29.91%